Term loans (Details) - Schedule of term loans - ZAR (R) R in Thousands	Feb. 28, 2021	Feb. 29, 2020
Term loans (Details) - Schedule of term loans [Line Items]
Long term portion, gross	R 15,930	R 22,969
Less: Short term portion	(5,462)	(5,154)
Long term portion	10,468	17,815
Rand Merchant Bank [Member]
Term loans (Details) - Schedule of term loans [Line Items]
Long term portion, gross		2,760
Caixa Geral de Depositos S.A. [Member]
Term loans (Details) - Schedule of term loans [Line Items]
Long term portion, gross	R 15,930	R 20,209